Expenses (Details) - Schedule of expenses - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
General and administrative expenses
Accounting and audit	$ 547,055	$ 389,798	$ 496,983
Bad debts	5,472	26,983	50,429
Consulting	126,215	181,474	243,508
Depreciation	43,662	44,056	5,287
Employee benefits	1,775,809	1,531,037	1,599,023
Expected credit losses	(30,055)	(3,991)	34,046
Insurance	341,202	469,844	307,757
Investor relations	38,568	197,839	128,415
Legal	205,722	184,382	171,145
Listing and share registry	292,113	212,236	186,013
Occupancy		51,973	105,606
Superannuation	41,964	48,877	55,176
Travel and entertainment	1,398	91,347	159,911
Other	589,554	278,135	151,007
Total general and administrative expenses	3,978,679	3,703,990	3,694,306
Research and development expenses
Consulting	1,006,086	262,720	430,996
Project research and development	360,968	915,965	613,532
Total research and development expenses	1,367,054	1,178,685	1,044,528
Selling and marketing expenses
Selling	25,858	340,046	277,478
Marketing	90,652	295,261	377,427
Distribution costs	171,174	236,244	209,739
Total selling and marketing expenses	$ 287,684	$ 871,551	$ 864,644